CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock and Capital in Excess of Par Value DHI Group	Common Stock and Capital in Excess of Par Value Class V Common Stock	Treasury Stock DHI Group	Treasury Stock Class V Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Dell Technologies Stockholders' Equity	Non-Controlling Interests
Balance, beginning of period (in shares) (Previously Reported) at Jan. 29, 2016		405	0	0	0
Balance, beginning of period (in shares) (Recast)		405	0	0	0
Balance, beginning of period (Previously Reported) at Jan. 29, 2016	$ 1,466	$ 5,727	$ 0	$ 0	$ 0	$ (3,937)	$ (324)	$ 1,466	$ 0
Balance, beginning of period (Recast)	2,475	$ 5,727	$ 0	$ 0	$ 0	(2,928)	(324)	2,475	0
Balance, beginning of period at Jan. 29, 2016							(324)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss | Previously Reported	(1,718)
Net loss	(1,158)					(1,167)		(1,167)	9
Foreign currency translation adjustments	(254)						(254)	(254)	0
Investments, net change	(16)						(13)	(13)	(3)
Cash flow hedges, net change	(23)						(23)	(23)	0
Pension and other post-retirement	19						19	19	0
Fair value of non-controlling interests assumed in business combination	6,048							0	6,048
Issuance of common stock (in shares)		164	223
Issuance of common stock	14,482	$ 4,441	$ 10,041					14,482	0
Stock-based compensation expense	398	98						98	300
Tax benefit from stock-based compensation	10	9						9	1
Treasury stock repurchases (in shares)				0	14
Treasury stock repurchases	(752)		$ 0	$ (10)	$ (742)			(752)	0
Revaluation of redeemable shares	(125)	(125)						(125)	0
Impact from equity transactions of non-controlling interests	(516)	18						18	(534)
Other	(10)	$ (10)				0		(10)	0
Balance, end of period (in shares) at Feb. 03, 2017		569	223	0	14
Balance, end of period at Feb. 03, 2017	20,578	$ 10,158	$ 10,041	$ (10)	$ (742)	(4,095)	(595)	14,757	5,821
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for adoption of accounting standard (Note 1)	84					84		84
Net loss | Previously Reported	(3,855)
Net loss	(2,926)					(2,849)		(2,849)	(77)
Foreign currency translation adjustments	791						791	791
Investments, net change	33						35	35	(2)
Cash flow hedges, net change	(114)						(114)	(114)
Pension and other post-retirement	13						13	13
Issuance of common stock (in shares)		2
Issuance of common stock	(31)	$ (31)						(31)
Stock-based compensation	839	109						109	730
Treasury stock repurchases (in shares)				1	10
Treasury stock repurchases	(688)			$ (6)	$ (682)			(688)
Revaluation of redeemable shares	(153)	(153)						(153)
Impact from equity transactions of non-controlling interests	(941)	$ (235)						(235)	(706)
Balance, end of period (in shares) at Feb. 02, 2018		571	223	1	24
Balance, end of period at Feb. 02, 2018	$ 17,485	$ 9,848	$ 10,041	$ (16)	$ (1,424)	$ (6,860)	$ 130	$ 11,719	$ 5,766